Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year	12,578
Options, Granted	2,465
Options, Exercised	(1,901)
Options, Outstanding at December 31, 2017	13,142
Options, Exercisable at December 31, 2017	7,932
Weighted average exercise price, Outstanding at beginning of year	$ 66.54
Weighted average exercise price, Granted	109.36
Weighted average exercise price, Exercised	56.87
Weighted average exercise price, Outstanding at December 31, 2017	75.97
Weighted average exercise price, Exercisable at December 31, 2017	$ 66.45
Aggregate intrinsic value, Outstanding	$ 381,022	$ 225,384
Aggregate intrinsic value, Exercisable as of December 31, 2017	$ 299,045